Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2018 GBP (£)
Related Party Transaction
Professional fees	$ 1,000,000		$ 500,000
Affiliated Entity | Syncona LLP
Related Party Transaction
Related party expense	60,000		56,000	$ 200,000
Due to related party	13,000		3,000
Affiliated Entity | University College London and Related Entities
Related Party Transaction
Due to related party			200,000	43,000
Related party transactions			700,000	2,400,000
Affiliated Entity | University College London and Related Entities | License fees
Related Party Transaction
Related party transactions			40,000	1,500,000
Affiliated Entity | The Wellcome Trust
Related Party Transaction
Due to related party			0	0
Affiliated Entity | Arix Bioscience
Related Party Transaction
Related party expense	18,000		20,000	$ 11,000
Due to related party	0		2,000
Affiliated Entity | Kapil Dhingra, M.D.
Related Party Transaction
Due to related party	$ 46,000		$ 32,000
Professional fees | £		£ 10,000
Incremental rate for professional fees | £					£ 1,111